SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 0.3%
	CONSUMER STAPLES — 0.1%
3,000	Walgreens Boots Alliance, Inc.	$107,760

	ENERGY — 0.2%
30,000	Range Resources Corp.	198,600
	TOTAL COMMON STOCKS
	(Cost $221,850)	306,360

Principal
Amount
	U.S. GOVERNMENT AND AGENCIES - 5.9%
	United States Treasury Bill
$7,000,000	0.097%, 10/29/2020[1]	6,999,552
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $6,999,472)	6,999,552

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS — 3.4%
	CALL OPTIONS — 1.7%
	CBOT Corn Futures
100	Exercise Price: $3.40, Notional Amount: $1,700,000, Expiration Date: October 23, 2020	196,250
	CBOT Soybean Oil Futures
100	Exercise Price: $3.55, Notional Amount: $2,130,000, Expiration Date: October 23, 2020	7,200
	CME Lean Hogs Future
45	Exercise Price: $0.55, Notional Amount: $990,000, Expiration Date: October 14, 2020	320,400
	CME Live Cattle Futures
50	Exercise Price: $1.10, Notional Amount: $2,200,000, Expiration Date: October 2, 2020	1,500
	CMX Gold Futures
50	Exercise Price: $1,935.00, Notional Amount: $9,675,000, Expiration Date: October 2, 2020	7,000
40	Exercise Price: $1,945.00, Notional Amount: $7,780,000, Expiration Date: October 9, 2020	22,000
	NYBOT Cocoa Futures
50	Exercise Price: $2,450.00, Notional Amount: $1,225,000, Expiration Date: November 6, 2020	84,000
150	Exercise Price: $2,600.00, Notional Amount: $3,900,000, Expiration Date: February 5, 2021	216,000
	NYBOT Coffee 'C' Futures
80	Exercise Price: $1.125, Notional Amount: $3,375,000, Expiration Date: October 9, 2020	73,500
50	Exercise Price: $1.15, Notional Amount: $2,156,250, Expiration Date: October 9, 2020	31,313
75	Exercise Price: $1.175, Notional Amount: $3,304,688, Expiration Date: October 9, 2020	32,063
30	Exercise Price: $1.275, Notional Amount: $1,434,375, Expiration Date: October 9, 2020	3,038
50	Exercise Price: $1.05, Notional Amount: $1,968,750, Expiration Date: November 12, 2020	173,437
100	Exercise Price: $1.225, Notional Amount: $4,593,750, Expiration Date: February 10, 2021	260,250
75	Exercise Price: $1.325, Notional Amount: $3,726,563, Expiration Date: February 10, 2021	136,406
	NYMEX Natural Gas Futures
50	Exercise Price: $2.55, Notional Amount: $1,275,000, Expiration Date: October 27, 2020	106,500
	NYMEX WTI Crude Oil Weekly Futures
100	Exercise Price: $41.50, Notional Amount: $4,150,000, Expiration Date: October 2, 2020	7,000

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	CALL OPTIONS - Continued
	Occidental Petroleum Corp.
150	Exercise Price: $20.00, Notional Amount: $300,000, Expiration Date: January 15, 2021	$3,300
100	Exercise Price: $22.50, Notional Amount: $225,000, Expiration Date: January 15, 2021	1,000
	OTC AUD versus USD
50	Exercise Price: $71.00, Notional Amount: $3,550,000, Expiration Date: October 9, 2020	42,500
150	Exercise Price: $72.00, Notional Amount: $10,800,000, Expiration Date: October 9, 2020	43,500
	OTC EUR versus USD
50	Exercise Price: $1.16, Notional Amount: $7,250,000, Expiration Date: October 9, 2020	118,125
100	Exercise Price: $1.19, Notional Amount: $14,875,000, Expiration Date: October 9, 2020	10,000
50	Exercise Price: $1.20, Notional Amount: $7,500,000, Expiration Date: October 9, 2020	3,125
50	Exercise Price: $1.21, Notional Amount: $7,562,500, Expiration Date: December 4, 2020	31,875
50	Exercise Price: $1.21, Notional Amount: $7,562,500, Expiration Date: January 8, 2021	48,750
80	Exercise Price: $1.23, Notional Amount: $12,300,000, Expiration Date: January 8, 2021	44,000
	TOTAL CALL OPTIONS
	(Cost $1,876,726)	2,024,032

	PUT OPTIONS - 1.7%
	CBOT Corn Futures
75	Exercise Price: $3.20, Notional Amount: $1,200,000, Expiration Date: October 23, 2020	469
70	Exercise Price: $3.30, Notional Amount: $1,155,000, Expiration Date: October 23, 2020	875
100	Exercise Price: $3.45, Notional Amount: $1,725,000, Expiration Date: October 23, 2020	1,875
300	Exercise Price: $3.60, Notional Amount: $5,400,000, Expiration Date: October 23, 2020	20,625
450	Exercise Price: $3.75, Notional Amount: $8,437,500, Expiration Date: October 23, 2020	129,375
	CBOT Soybean Futures
100	Exercise Price: $8.80, Notional Amount: $4,400,000, Expiration Date: October 23, 2020	625
150	Exercise Price: $9.50, Notional Amount: $7,125,000, Expiration Date: October 23, 2020	5,625
80	Exercise Price: $9.70, Notional Amount: $3,880,000, Expiration Date: October 23, 2020	8,000
150	Exercise Price: $9.80, Notional Amount: $7,350,000, Expiration Date: October 23, 2020	26,250
	CBOT Soybean Meal Futures
110	Exercise Price: $3.05, Notional Amount: $3,355,000, Expiration Date: October 23, 2020	1,100
108	Exercise Price: $3.20, Notional Amount: $3,456,000, Expiration Date: November 20, 2020	24,300
	CBOT Soybean Oil Futures
50	Exercise Price: $3.30, Notional Amount: $990,000, Expiration Date: November 20, 2020	29,550
	CME Lean Hogs Futures
65	Exercise Price: $5.90, Notional Amount: $1,534,000, Expiration Date: October 14, 2020	650
135	Exercise Price: $5.90, Notional Amount: $3,186,000, Expiration Date: December 14, 2020	132,300
	CME Live Cattle Futures
50	Exercise Price: $1.05, Notional Amount: $2,100,000, Expiration Date: October 2, 2020	1,000
	CMX Copper Futures
50	Exercise Price: $3.00, Notional Amount: $3,750,000, Expiration Date: October 27, 2020	66,250
	CMX Gold Futures
75	Exercise Price: $1,860.00, Notional Amount: $13,950,000, Expiration Date: October 2, 2020	14,250
30	Exercise Price: $1,865.00, Notional Amount: $5,595,000, Expiration Date: October 2, 2020	7,200
35	Exercise Price: $1,870.00, Notional Amount: $6,545,000, Expiration Date: October 2, 2020	10,850
35	Exercise Price: $1,955.00, Notional Amount: $6,842,500, Expiration Date: October 2, 2020	210,350

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	PUT OPTIONS - Continued
35	Exercise Price: $1,870.00, Notional Amount: $6,545,000, Expiration Date: October 9, 2020	$36,050
	ICE Robusta Coffee Futures
60	Exercise Price: $1,350.00, Notional Amount: $810,000, Expiration Date: October 21, 2020	39,000
	KCBT Hard Red Winter Wheat Futures
70	Exercise Price: $4.70, Notional Amount: $1,645,000, Expiration Date: November 20, 2020	18,812
	LME Primary Nickel Futures
25	Exercise Price: $14,500.00, Notional Amount: $2,175,000, Expiration Date: October 7, 2020	31,277
50	Exercise Price: $14,750.00, Notional Amount: $4,425,000, Expiration Date: October 7, 2020	109,716
	NYBOT Cocoa Futures
90	Exercise Price: $2,500.00, Notional Amount: $2,250,000, Expiration Date: October 2, 2020	17,100
60	Exercise Price: $2,600.00, Notional Amount: $1,560,000, Expiration Date: October 2, 2020	41,400
	NYBOT Coffee 'C' Futures
50	Exercise Price: $1.075, Notional Amount: $2,015,625, Expiration Date: October 9, 2020	28,875
	NYBOT Cotton #2 Futures
30	Exercise Price: $0.63, Notional Amount: $945,000, Expiration Date: October 16, 2020	3,450
	NYBOT Sugar #11 Futures
113	Exercise Price: $0.13, Notional Amount: $1,645,280, Expiration Date: October 15, 2020	13,922
	NYMEX Natural Gas Futures
50	Exercise Price: $2.40, Notional Amount: $1,200,000, Expiration Date: October 27, 2020	82,000
50	Exercise Price: $2.90, Notional Amount: $1,450,000, Expiration Date: October 27, 2020	233,500
	NYMEX WTI Crude Oil Futures
30	Exercise Price: $39.00, Notional Amount: $1,170,000, Expiration Date: October 15, 2020	24,600
100	Exercise Price: $41.00, Notional Amount: $4,100,000, Expiration Date: October 15, 2020	159,000
100	Exercise Price: $41.50, Notional Amount: $4,150,000, Expiration Date: October 15, 2020	187,000
	NYMEX WTI Crude Oil Weekly Futures
100	Exercise Price: $40.50, Notional Amount: $4,050,000, Expiration Date: October 2, 2020	62,000
60	Exercise Price: $40.00, Notional Amount: $2,400,000, Expiration Date: October 9, 2020	52,200
	OTC EUR versus USD
100	Exercise Price: $1.18, Notional Amount: $14,750,000, Expiration Date: October 9, 2020	90,000
100	Exercise Price: $1.15, Notional Amount: $14,375,000, Expiration Date: November 6, 2020	40,000
	Range Resources Corp.
100	Exercise Price: $7.00, Notional Amount: $70,000, Expiration Date: October 16, 2020	7,000
	TOTAL PUT OPTIONS
	(Cost $2,359,252)	1,968,421

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,235,978)	3,992,453

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 62.4%
$73,475,665	UMB Money Market Fiduciary, 0.10%[2]	$73,475,665
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $73,475,665)	73,475,665

	TOTAL INVESTMENTS - 72.0%
	(Cost $84,932,965)	84,774,030
	Other Assets in Excess of Liabilities - 28.0%	33,035,612
	TOTAL NET ASSETS - 100.0%	$117,809,642

Number
of Shares
	SECURITIES SOLD SHORT - (0.1)%
	COMMON STOCKS - (0.1)%
	ENERGY - (0.1)%
(20,000)	Range Resources Corp.	$(132,400)
	TOTAL COMMON STOCKS
	(Proceeds $126,448)	(132,400)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $126,448)	$(132,400)

Number
of Contracts
	WRITTEN OPTIONS CONTRACTS - (0.4)%
	CALL OPTIONS - (0.1)%
	NYMEX Natural Gas Futures
(50)	Exercise Price: $2.70, Notional Amount: $1,350,000, Expiration Date: October 27, 2020	(76,000)
(50)	Exercise Price: $2.80, Notional Amount: $1,400,000, Expiration Date: October 27, 2020	(60,000)
	TOTAL CALL OPTIONS
	(Proceeds $129,328)	(136,000)

	PUT OPTIONS - (0.3)%
	CME Lean Hogs Future
(135)	Exercise Price: $0.53, Notional Amount: $2,862,000, Expiration Date: December 14, 2020	(51,300)
	LME Primary Nickel Futures
(25)	Exercise Price: $14,950.00, Notional Amount: $2,242,500, Expiration Date: October 7, 2020	(78,234)
	NYBOT Coffee 'C' Futures
(50)	Exercise Price: $1.125, Notional Amount: $2,109,375, Expiration Date: October 9, 2020	(75,000)
	NYMEX Crude Oil Futures
(80)	Exercise Price: $36.50, Notional Amount: $2,920,000, Expiration Date: October 15, 2020	(31,200)
	NYMEX Natural Gas Futures
(50)	Exercise Price: $2.60, Notional Amount: $1,300,000, Expiration Date: October 27, 2020	(132,000)
	TOTAL PUT OPTIONS
	(Proceeds $280,256)	(367,734)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $409,584)	$(503,734)

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

AUD - Australian Dollar

EUR - Euro

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	December 2020	266	$4,564,067	$5,040,700	$476,633
CBOT Soybean	November 2020	149	6,588,507	7,625,075	1,036,568
CBOT Soybean Meal	December 2020	215	6,315,188	7,370,200	1,055,012
CBOT Soybean Oil	December 2020	93	1,670,918	1,848,654	177,736
CBOT Wheat	December 2020	234	6,101,168	6,762,599	661,431
CME Lean Hogs	December 2020	135	3,381,219	3,407,400	26,181
CME Live Cattle	October 2020	40	1,670,307	1,736,800	66,493
CMX Copper	December 2020	108	8,011,405	8,187,750	176,345
CMX Gold	December 2020	101	19,003,850	19,144,550	140,700
CMX Silver	December 2020	77	10,624,269	9,045,190	(1,579,079)
ICE Brent Crude Oil	December 2020	122	5,344,945	5,160,600	(184,345)
ICE Low Sulphur Gas	November 2020	40	1,545,097	1,335,000	(210,097)
ICE Robusta Coffee	November 2020	175	2,368,920	2,283,750	(85,170)
KCBT Hard Red Winter Wheat	December 2020	70	1,512,250	1,784,125	271,875
LME Primary Aluminum	November 2020	200	8,827,541	8,761,250	(66,291)
LME Primary Nickel	November 2020	56	4,741,818	4,872,420	130,602
LME Zinc	November 2020	37	2,194,454	2,217,225	22,771
MGE Red Wheat	December 2020	3	76,583	81,038	4,455
NYBOT Cocoa	March 2021	95	2,051,673	2,400,650	348,977
NYBOT Coffee 'C'	March 2021	25	1,188,844	1,056,563	(132,281)
NYBOT Cotton #2	December 2020	61	1,798,847	2,006,595	207,748
NYBOT Sugar #11	March 2021	87	1,225,144	1,316,414	91,270
NYBOT Sugar #11	July 2021	20	269,322	288,960	19,638
NYMEX Natural Gas	November 2020	184	5,062,744	4,649,680	(413,064)
NYMEX Natural Gas	December 2020	13	376,684	405,210	28,526
NYMEX Natural Gas	May 2021	100	2,752,042	2,748,000	(4,042)
NYMEX Natural Gas	May 2022	75	1,655,239	1,797,000	141,761
NYMEX Natural Gas	October 2022	10	250,271	246,600	(3,671)
NYMEX NY Harbor ULSD	November 2020	44	2,102,422	2,129,266	26,844
NYMEX Platinum	January 2021	40	1,761,727	1,818,400	56,673
NYMEX RBOB Gasoline	November 2020	30	1,507,751	1,488,816	(18,935)
NYMEX WTI Crude Oil	November 2020	199	8,296,011	8,003,780	(292,231)

Foreign Exchange Futures
CME Euro	December 2020	51	7,551,089	7,481,381	(69,708)
CME Japanese Yen	December 2020	18	2,123,653	2,134,687	11,034
Total Long Contracts			$134,515,969	$136,636,328	$2,120,359

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

FUTURES CONTRACTS - Continued

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Short Contracts	Date	Contracts	Value	September 30, 2020	(Depreciation)
Commodity Futures
NYBOT Cocoa	December 2020	(60)	$(1,561,387)	$(1,527,600)	$33,787
NYMEX WTI Crude Oil	December 2020	(45)	(1,871,270)	(1,821,150)	50,120
NYBOT Coffee 'C'	December 2020	(1)	(49,512)	(41,606)	7,906
CME Lean Hogs	October 2020	(45)	(1,192,994)	(1,310,400)	(117,406)

Equity Futures
CME E-mini S&P 500	December 2020	(5)	(843,038)	(838,000)	5,038

Foreign Exchange Futures
FNX United States Dollar	December 2020	(20)	(1,864,601)	(1,878,540)	(13,939)
Total Short Contracts			(7,382,802)	(7,417,296)	(34,494)

TOTAL FUTURES CONTRACTS			$127,133,167	$129,219,032	$2,085,865

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Chinese Yuan Renminbi	Societe Generale	CNH per USD	October 29, 2020	7,040,900	$1,000,000	$1,035,649	$35,649

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$1,000,000	$1,035,649	$35,649

CNH - Chinese Yuan Renminbi

USD - United States Dollar